Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Jan. 31, 2014	Jun. 30, 2013
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	PGR
Entity Registrant Name	PROGRESSIVE CORP/OH/
Entity Central Index Key	0000080661
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		595,282,483
Entity Public Float			$ 14,008,711,206